Going Concern (Details Narrative) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (36,151,435)	$ (30,639,417)	$ (28,937,607)
Liabilities exceeded its total assets	$ 2,837,261	$ 903,027